Discontinued Operations (Major Classes of Assets and Liabilities Divested) (Details) - Sale of Motorola Home and Motorola Mobile - USD ($) $ in Millions	Oct. 29, 2014	Apr. 17, 2013
Motorola Mobile
Assets:
Cash and cash equivalents	$ 160
Accounts receivable	1,103
Inventories	217
Prepaid expenses and other current assets	357
Prepaid expenses and other assets, non-current	290
Property and equipment, net	542
Intangible assets, net	985
Goodwill	43
Total assets	3,697
Liabilities:
Accounts payable	1,238
Accrued compensation and benefits	163
Accrued expenses and other current liabilities	10
Deferred revenue, current	165
Other long-term liabilities	250
Total liabilities	$ 1,826
Motorola Home
Assets:
Accounts receivable		$ 424
Inventories		228
Deferred income taxes, net		144
Prepaid expenses and other current assets		152
Property and equipment, net		282
Intangible assets, net		701
Other assets, non-current		182
Total assets		2,113
Liabilities:
Accounts payable		169
Accrued expenses and other current liabilities		289
Total liabilities		$ 458